Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of maturity analysis of operating lease payments [text block]
The total amount of the Company’s obligations with third parties relating to lease operating and services agreements that can not be terminated is detailed as follows:

Lease operating and services agreements not to be terminated	As of December 31, 2017
ThCh$
Within 1 year	76,034,131
Between 1 and 5 years	114,491,827
Over 5 years	58,866,710
Total	249,392,668

Disclosure of purchase and supplies contracts [Text Block]
The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of December 31, 2017 is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	161,359,622	15,331,741
Between 1 and 5 years	339,156,393	14,983,613
Over 5 years	37,054,453	95,823
Total	537,570,468	30,411,177

Disclosure of judgements and claims [Text Block]
Trials and claim

Subsidiary	Court	Number	Description	Status	Estimated accrued loss contingency
Viña Tarapacá Ex Zavala, Viña Misiones de Rengo S.A.	14th Civil Court of Santiago	28869-2007	Breach of contract.	Appeal of first instance verdict.	ThCh$	50,000
Comercial CCU S.A.	Labour Court of Osorno	O-88-2017	Labor trial for layoff.	Appeal of first instance verdict.	ThCh$	52,275
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	32,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Intempestive breach of distribution contract	Execution is pending.	US$	74,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Execution is pending.	US$	41,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	53,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	56,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	56,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	42,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	42,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	59,000
Compañía Industrial Cervecera S.A. (CICSA)	-	-	City Council´s Administrative Claim related to advertising and publicity fees.	The process is in pre-trial administrative phase.	US$	484,000

Subsidiary	Court	Number	Description	Status	Estimated accrued loss contingency
Saenz Briones & Cía. S.A.I.C.	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	64,000
Saenz Briones & Cía. S.A.I.C.	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	91,000
Saenz Briones & Cía. S.A.I.C.	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	87,000
Saenz Briones & Cía. S.A.I.C.	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	55,000

The Company and its subsidiaries have established provisions to allow for such contingencies for ThCh$ 1,300,695 and ThCh$ 1,248,243, as of December 31, 2017 and 2016, respectively (See Note 23).

Disclosure of Finca La Celia guarantees [Text Block]
The loan obtained by the subsidiary CICSA in Argentina, as described in Note 21, is guaranteed by CCU S.A. through a stand- by unrestricted issued by Banco del Estado de Chile:

Institution	Amount		Due date
Banco de la Nación Argentina S.A.	US$	7,000,000	December 31, 2018

Disclosure of CICSA guarantees [Text Block]
The subsidiary Finca La Celia S.A. maintains financial debt with local banks in Argentina, guaranteed by VSPT through stand-by letters issued by Banco del Estado de Chile and they are within the financing policy framework approved by VSPT Board of Directors, according to the following detail:

Institution	Amount		Due date
Banco Santander Río	US$	1,100,000	February 20, 2018
Banco BBVA Francés	US$	1,500,000	June 30, 2018
Banco San Juan	US$	1,200,000	June 30, 2018
Banco Patagonia	US$	1,600,000	June 30, 2018
Banco Patagonia	US$	1,600,000	July 7, 2021